SASCO 2006-S1
Credit Risk Management Report
April 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
200
6 Clayton Fixed Income Services Inc. All rights reserved.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2006 Clayton Fixed Income Services Inc. All rights reserved.
$442,615,516
8,626
$421,508,219
8,307
95.23%
96.30%
Collateral Balance
Loan Count
3/31/2006 Balance as a
Percentage of Closing Date
Balance
As of 3/31/2006
Closing Date
Executive Summary
April 2006
Transaction Summary
Collateral Summary
SASCO 2006-S1
2
Closing Date: 02/28/2006
Depositor: Structured Asset Securities Corporation
Trustee(s): U. S. Bank
Master Servicer: Aurora Loan Services Master Servicing
Servicer(s): Aurora Loan Services, GMAC Mortgage
Delinquency Reporting Method: OTS
1
2006 Clayton Fixed Income Services Inc. All rights reserved.
1
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and
90 days delinquent and the third immediately succeeding month.
2
These figures are based upon information provided to Clayton Fixed Income Services Inc. by the servicers on a monthly basis.
Collateral Statistics
Issues Amount Recovered
Value Added
Total Value Added for SASCO 2006-S1 as of 4/25/2006
0 $0
Loan Count Summed Balance
First Payment Defaults $777,729 12
Early Payment Defaults* $1,541,968 27
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
Second Lien Statistics
Total Outstanding Second Lien Loans 8,307 $421,508,219
30+ Days Delinquent 52 $3,356,180
60+ Days Delinquent 2 $59,853
Beginning Collateral Balance Total Prepayments Percentage of Prepayment Remittance Date
Prepayments
4/25/2006 $423,310,258 $7,059,961 1.66
3/25/2006 $436,342,000 $12,840,587 2.94
Each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificate holders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans that were paid in full with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Amount Remitted to the Trust Amount Remitted by the
Servicers
Difference Remittance Date
Total Cash Flows
4/25/2006 $0 $0 $0
2006 Clayton Fixed Income Services Inc. All rights reserved.
Each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure the servicing advances such as escrow advances and foreclosure fees are reasonable. If any discrepencies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss
Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Loss Issues for Current Month
Loss Analysis
Losses Remitted to the Trust Number of Loan-Level Losses/Gains Remittance
Loss Summary
4/25/2006 $0 0
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Two
Loan-Level Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
FICO : Represents the borrower's credit score at the time of securitization/origination.
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on
Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan.
The right-most character specifies the last known delinquency status, according to the following:
C
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment had not arrived within thirty days.
The contractually due payment had not arrived within sixty days.
The contractually due payment had not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
Delinquency Method: The delinquencies for this security are calculated according to the OTS method: a current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
believed to be the most accurate value according to these formulas is shown on the report. When no based on credit class.
Loan-Level Report Definitions
2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency
State
Orig.
Current Value
CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
MI Cert #
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$56,000
7611468
CO
671
2/1/2006
1/1/2006
Int. Est. 18.66%
24.47% 100.00%
5/1/2007 C3
Monitor
$300,000
$228,763
$56,000
$56,000 9/30/2005
Default Reason: (Unknown)
$224,000
122.39%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$111,200
7611489
AZ
697
2/1/2006
1/1/2006
Int. Est. 20.00%
28.36% 100.00%
5/1/2007 C3
Monitor
$556,000
$392,099
$111,200
$111,200 9/30/2005
Default Reason: (Unknown)
$444,700
141.77%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$60,000
7612009
CA
724
2/1/2006
1/1/2006
Int. Est. 12.12%
16.30% 100.00%
4/1/2007 C3
Monitor
$495,000
$368,008
$60,000
$60,000 9/30/2005
Default Reason: (Unknown)
$336,000
107.60%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$72,600
7612612
TX
700
2/1/2006
1/1/2006
Int. Est. 20.00%
26.63% 100.00%
2/1/2007 C3
Monitor
$363,000
$272,602
$72,600
$72,600 9/30/2005
Default Reason: (Unknown)
$290,400
133.16%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$150,000
7612689
UT
711
2/1/2006
1/1/2006
Int. Est. 20.00%
31.07% 100.00%
5/1/2007 C3
Monitor
$750,000
$482,641
$150,000
$150,000 9/30/2005
Default Reason: (Unknown)
$600,000
155.39%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$95,800
7612780
TX
706
2/1/2006
1/1/2006
Int. Est. 20.00%
26.42% 100.00%
2/1/2007 C3
Monitor
$479,000
$362,551
$95,800
$95,800 9/30/2005
Default Reason: (Unknown)
$383,200
132.11%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: March 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 1 3
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency
State
Orig.
Current Value
CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
MI Cert #
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$13,500
7612921
CO
758
2/1/2006
1/1/2006
Int. Est. 10.00%
13.40% 100.00%
5/1/2007 C3
Monitor
$135,000
$100,720
$13,500
$13,500 9/30/2005
Default Reason: (Unknown)
$108,000
120.63%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$45,000
7613301
FL
708
2/1/2006
1/1/2006
Int. Est. 20.00%
28.20% 100.00%
4/1/2007 C3
Monitor
$225,000
$159,532
$45,000
$45,000 9/30/2005
Default Reason: (Unknown)
$180,000
141.03%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$33,167
7613678
MN
689
2/1/2006
1/1/2006
Int. Est. 14.74%
19.66% 100.00%
9/1/2007 C3
Monitor
$225,000
$168,623
$33,167
$33,167 9/30/2005
Default Reason: (Unknown)
$176,888
124.57%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$46,400
7615242
MN
643
2/1/2006
1/1/2006
Int. Est. 20.00%
26.68% 100.00%
9/1/2007 C3
Monitor
$232,000
$173,869
$46,400
$46,400 9/30/2005
Default Reason: (Unknown)
$185,600
133.43%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$15,700
7615277
TX
647
2/1/2006
1/1/2006
Int. Est. 17.44%
23.61% 100.00%
2/1/2007 C3
Monitor
$90,000
$66,489
$15,700
$15,700 9/30/2005
Default Reason: (Unknown)
$62,800
118.06%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$78,362
7615815
VA
683
2/1/2006
1/1/2006
Int. Est. 14.24%
19.31% 100.00%
2/1/2007 C3
Monitor
$550,000
$405,613
$78,362
$78,362 9/30/2005
Default Reason: (Unknown)
$417,932
122.35%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: March 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 2 3
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency
State
Orig.
Current Value
CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
MI Cert #
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$24,979
7607507
TX
658
11/1/2005
1/1/2006
Int. Est. 16.55%
21.76% 99.91%
1/1/2007 33
Monitor
$151,000
$114,760
$25,000
$24,979 9/30/2005
Default Reason: (Unknown)
$117,046
123.75%
4/11/2006 This loan was added to the Watchlist because it is an early-payment default, with low documentation, and originated for the purchase of an investment home.
$21,796
7607558
NC
687
11/1/2005
12/1/2005
BPO 18.11%
19.22% 87.18%
2/1/2007 36
Monitor
$138,000
$130,000
$25,000
$24,988 3/24/2006
Default Reason: (Unknown)
$97,877
94.51%
4/11/2006 This loan was added to the Watchlist because it is an early-payment default, with no documentation, and originated for the purchase of an investment home.
$34,865
7607566
NV
684
11/1/2005
12/1/2005
BPO 14.97%
15.03% 99.93%
3/1/2007 36
Monitor
$233,000
$231,900
$34,887
$34,865 3/24/2006
Default Reason: (Unknown)
$186,064
95.26%
4/11/2006 This loan was added to the Watchlist because it is an early-payment default with no documentation.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: March 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 3 3
Section Three
Prepayment Penalty Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
Trustee Remittance Date
Amount Remitted to the Trust
4/25/2006 3/25/2006 2/25/2006 1/25/2006 12/25/2005 11/25/2005
$0 $3,352 $0 $0 $0 $0
Amount Remitted by the Servicers
$3,352 $0 $0 $0 $0 $0
$0
Difference
$0
$0
$0
$0
$0
Total Collections by the Servicers
Total Paid-Off Loans
Total Paid-Off Loans with Prepayment Flags
Exceptions
113
0
205 0 0 0 0
1 0 0 0 0
Expired Prepayment Clauses (as stated in the Note) 0 0 0 0 0 0
Liquidated out of REO Status 0 0 0 0 0 0
Acceleration of Debt 0 0 0 0 0 0
Loss Mitigation (Short Sales, Charge Offs) 0 0 0 0 0 0
Documentation Issues Preventing the Collection of Prepayment Penalties 0 0 0 0 0 0
Other - Actions Preventing the Collection of Prepayment Penalties 0 0 0 0 0 0
0 1 0 0 0 0
Total Paid-Off Loans with Active Prepayment Flags
0
Other Exceptions
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
0
0
0
0
0
0 0
0
0
0
0
Aggregate Paid-Off Loans
Loans with Active Prepayment Flags with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
0
0
1
0
0
0
0
0
0
0
0
0
Total Loans with Penalties Remitted
0 1 0 0 0 0
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Penalties Remitted for loans with Active Prepayment Flags
100.00% 0.49% 100.00% 100.00% 100.00% 100.00%
100.00% 100.00% 100.00% 100.00% 100.00% 100.00%
SASCO 2006-S1 Prepayment Penalty Analysis
Trustee Remittance Date: April 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Four
Loss Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
$0 0.00% 4/25/2006
$0 0.00% 3/25/2006
Totals:
$0 0.00%
*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
SASCO 2006-S1 Historical Monthly Losses
Losses Through: March 31, 2006
Date
Loan Loss Amount Loss Percentage
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Five
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1 FICO Distribution by Status
Mortgage Data Through: March 31, 2006
Status
# of Loans
Average Std. Deviation
FICO is a registered trademark of Fair Isaac Corporation
Current 8,253 703 39.919
Delinquent 54 693 33.886
Paid Off 318 708 40.545
Total: 8,625
2006 Clayton Fixed Income Services Inc. All rights reserved.
Status
Average
# of Loans
Std. Deviation
Current 8,253 7.10% 93.97%
Delinquent 54 4.61% 96.54%
Paid Off 318 9.05% 90.57%
Total:
8,625
SASCO 2006-S1 Loan-to-Value Distribution by Status
Mortgage Data Through: March 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Status
# of Loans
Average
Std. Deviation
SASCO 2006-S1 Balance Distribution by Delinquency
Mortgage Data Through: March 31, 2006
Current 8,253 $50,659.42 $41,229.82
Delinquent 54 $63,259.86 $37,534.89
2006 Clayton Fixed Income Services Inc. All rights reserved.
Total:
8,307
Mortgage Type
Total Balance Avg. Balance Std. Deviation
Loan Count
$40,884.89 Balloon $235,807,059.75 $49,116.24 4,801
$42,406.98 Fixed $185,701,158.75 $48,562.02 3,824
$421,508,218.50
Total:
8,625
SASCO 2006-S1 Mortgage Type Distribution by Status
Mortgage Data Through: March 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
# of Loans
Other
120
180
240
360
8,625 0 1 4,969 44 3,611
SASCO 2006-S1 Mortgage Term Distribution By Status
Mortgage Data Through: March 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Cash-out refinance
Purchase
Rate/term
Home
Other
707 8.2%
89.6% 7,726
2.2% 193
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
8.2% 675
89.5% 7,389
2.3% 189
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
Cash-out refinance
Purchase
Rate/term
Home
Other
5.6% 3
94.4% 51
0.0% 0
0.0% 0
0.0% 0
9.1% 29
89.6% 285
1.3% 4
0.0% 0
0.0% 0
Total
8,626
100%
Total
8,253
100%
Total
54
100%
Total
318
100%
SASCO 2006-S1 Mortgage Purpose Distribution
Mortgage Data through: March 31, 2006
Origination Statistics
Purpose
Number Percentage
8,626 Number of Loans:
Current Loans
Purpose
Number Percentage
Delinquent Loans
Purpose
Number Percentage
Paid Off Loans
Purpose
Number Percentage
Number of Loans: 8,253 Number of Loans: 54 Number of Loans: 318
2006 Clayton Fixed Income Services Inc. All rights reserved.
# of Loans
Title
3,555 Investment Home
4,424 Primary Home
646 Second Home
SASCO 2006-S1 Ownership Distribution by Status
Mortgage Data Through: March 31, 2006
8,625
Total:
2006 Clayton Fixed Income Services Inc. All rights reserved.
AsOfDate
30 Days
60 Days
90 Days
Foreclosure
REO
Total Count in Status
2/28/2006 5 0 0 0 0
3/31/2006 52 2 0 0 0
SASCO 2006-S1 Delinquent Count Over Time
Mortgage Data Through: March 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
AsOfDate
30 Days
60 Days
90 Days
Foreclosure
REO
Total Balance in Status
31-Mar-06 $3,356,180 $59,853 $0 - -
28-Feb-06 $157,564 $0 $0 - -
SASCO 2006-S1 Delinquent Balance Over Time
Mortgage Data Through: March 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Loss Analysis
  Analytics